Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Retained earnings	Accumulated other comprehensive income	Capital stock	Contributed surplus
Beginning balance at Sep. 30, 2017	$ 6,202,626	$ 3,794,439	$ 159,391	$ 2,054,725	$ 194,071
Net earnings	1,141,402	1,141,402
Other comprehensive income (loss)	42,205		42,205
Comprehensive income (loss)	1,183,607	1,141,402	42,205
Share-based payment costs	38,457				38,457
Income tax impact associated with stock options	5,422				5,422
Exercise of stock options	77,212			94,552	(17,340)
Exercise of performance share units	0			7,439	(7,439)
Purchase for cancellation of Class A subordinate voting shares	(798,256)	(684,417)		(113,839)
Purchase of Class A subordinate voting shares held in trusts	(24,789)			(24,789)
Resale of Class A subordinate voting shares held in trusts	528			504	24
Ending balance at Sep. 30, 2018	6,684,807	4,251,424	201,596	2,018,592	213,195
Net earnings	1,263,207	1,263,207
Other comprehensive income (loss)	(24,902)		(24,902)
Comprehensive income (loss)	1,238,305	1,263,207	(24,902)
Share-based payment costs	39,440				39,440
Income tax impact associated with stock options	14,663				14,663
Exercise of stock options	63,703			77,773	(14,070)
Exercise of performance share units	0			7,651	(7,651)
Purchase for cancellation of Class A subordinate voting shares	(1,126,075)	(956,776)		(169,299)
Purchase of Class A subordinate voting shares held in trusts	(30,740)			(30,740)
Ending balance at Sep. 30, 2019	$ 6,884,103	$ 4,557,855	$ 176,694	$ 1,903,977	$ 245,577